UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 08/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2006 (Unaudited)

DWS Large Cap Value Fund

	Shares	Value ($)

Common Stocks 93.8%
Consumer Discretionary 4.2%
Multiline Retail 1.6%
Target Corp.	638,700	30,906,693
Specialty Retail 1.9%
TJX Companies, Inc.	1,327,200	35,502,600
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc. “B”	165,900	13,398,084
Consumer Staples 5.7%
Beverages 1.6%
Coca-Cola Co.	666,200	29,852,422
Food & Staples Retailing 1.0%
Wal-Mart Stores, Inc.	426,500	19,073,080
Food Products 1.1%
General Mills, Inc.	407,275	22,086,523
Household Products 2.0%
Colgate-Palmolive Co.	463,500	27,745,110
Kimberly-Clark Corp.	159,900	10,153,650

		37,898,760
Energy 17.1%
Energy Equipment & Services 6.1%
BJ Services Co.	1,218,500	41,806,735
ENSCO International, Inc. (a)	863,700	38,598,753
Halliburton Co.	1,161,300	37,881,606

		118,287,094
Oil, Gas & Consumable Fuels 11.0%
Chevron Corp.	738,500	47,559,400
ConocoPhillips	871,300	55,266,559
ExxonMobil Corp.	1,114,430	75,413,478
Marathon Oil Corp.	395,500	33,024,250

		211,263,687
Financials 27.6%
Capital Markets 3.8%
Bear Stearns Companies, Inc.	101,400	13,217,490
Lehman Brothers Holdings, Inc.	153,900	9,820,359
Morgan Stanley	484,400	31,868,676
The Goldman Sachs Group, Inc.	120,900	17,971,785

		72,878,310
Commercial Banks 7.8%
AmSouth Bancorp.	749,300	21,467,445
SunTrust Banks, Inc.	150,500	11,498,200
US Bancorp.	983,600	31,544,052
Wachovia Corp.	815,300	44,539,839
Wells Fargo & Co.	1,173,600	40,782,600

		149,832,136
Diversified Financial Services 9.5%
Bank of America Corp.	1,304,020	67,117,909

Citigroup, Inc.	1,241,830	61,284,311
JPMorgan Chase & Co.	1,198,060	54,703,420

		183,105,640
Insurance 5.2%
AFLAC, Inc.	585,100	26,370,457
Allstate Corp.	490,100	28,396,394
American International Group, Inc.	692,000	44,163,440

		98,930,291
Thrifts & Mortgage Finance 1.3%
Washington Mutual, Inc.	613,300	25,691,137
Health Care 9.2%
Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	726,200	32,228,756
Pharmaceuticals 7.5%
Abbott Laboratories	668,100	32,536,470
Johnson & Johnson	521,600	33,726,656
Pfizer, Inc.	1,797,500	49,539,100
Wyeth	606,000	29,512,200

		145,314,426
Industrials 7.4%
Aerospace & Defense 2.9%
Honeywell International, Inc.	422,800	16,370,816
L-3 Communications Holdings, Inc.	207,000	15,605,730
United Technologies Corp.	368,400	23,102,364

		55,078,910
Industrial Conglomerates 1.3%
General Electric Co.	759,300	25,861,758
Machinery 3.2%
Dover Corp.	558,100	27,134,822
Ingersoll-Rand Co., Ltd. “A”	919,600	34,963,192

		62,098,014
Information Technology 13.3%
Communications Equipment 3.1%
Cisco Systems, Inc.*	1,665,300	36,619,947
Nokia Oyj (ADR)	1,084,000	22,633,920

		59,253,867
Computers & Peripherals 3.5%
Hewlett-Packard Co.	1,185,363	43,336,871
International Business Machines Corp.	286,100	23,165,517

		66,502,388
Semiconductors & Semiconductor Equipment 6.2%
Analog Devices, Inc.	924,500	28,326,680
Applied Materials, Inc.	1,706,600	28,807,408
Intel Corp.	1,700,000	33,218,000
Texas Instruments, Inc.	894,100	29,138,719

		119,490,807
Software 0.5%
Symantec Corp.*	530,400	9,886,656
Materials 3.3%
Chemicals 1.8%
E.I. du Pont de Nemours & Co.	848,700	33,922,539
Containers & Packaging 1.5%
Sonoco Products Co.	882,500	29,546,100

Telecommunication Services 4.4%
Diversified Telecommunication Services
AT&T, Inc.	1,225,400	38,146,702
Verizon Communications, Inc.	1,300,600	45,755,108

		83,901,810
Utilities 1.6%
Electric Utilities
FPL Group, Inc.	709,300	31,528,385

Total Common Stocks (Cost $1,458,672,032)		1,803,320,873
Securities Lending Collateral 0.4%
Daily Assets Institutional Fund, 5.28% (b) (c) (Cost $8,259,300)	8,259,300	8,259,300
Cash Equivalents 4.3%
Cash Management QP Trust, 5.33% (d) (Cost $83,186,351)	83,186,351	83,186,351
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,550,117,683)	98.5	1,894,766,524
Other Assets and Liabilities, Net	1.5	28,889,370

Net Assets	100.0	1,923,655,894

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2006 amounted to $8,089,200 which is 0.4% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Large Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 23, 2006